Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities, Including Both Cash and Non-cash Changes

The table below details changes in the Company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statements of cash flows as cash flows from financing activities.

				Non-cash changes
	January 1, 2019	Interest paid	Net proceeds/ (repayment)	Additions/ (Transfer)	Others*	Interest expense	December 31, 2019
Lease Liabilities – current	$-	$(36,037)	$(243,265)	$507,808	$-	$36,037	$264,543
Lease Liabilities – non-current	-	-	-	490,835	-	-	490,835
Long-term borrowings (Note 13)	13,974,794	-	-	2,697,574	(459,067)	852,004	17,065,305
Long-term borrowings from related parties (Notes 13 and 23)	-	-	-	552,426	179	13,571	566,176

				Non-cash changes
	January 1, 2020	Interest paid	Net proceeds/ (repayment)	Additions/ (Transfers)	Others*	Interest expense	December 31, 2020
Lease Liabilities – current	$264,543	$(37,935)	$(202,605)	$209,686	$35,445	$2,490	$271,624
Lease Liabilities – non-current	490,835	-	-	(209,686)	-	-	281,149
Current borrowings (Notes 13)	-	-	-	2,900,971	-	-	2,900,971
Current borrowings from related parties (Notes 13 and 23)	-	-	-	617,912	-	-	617,912
Long-term borrowings (Notes 13)	17,065,305	-	-	(2,900,971)	(81,920)	1,101,007	15,183,421
Long-term borrowings from related parties (Notes 13 and 23)	566,176	-	-	(617,912)	(54,163)	105,899	-

				Non-cash changes
	January 1, 2021	Interest paid	Net proceeds/ (repayment)	Additions/ (Transfers)**	Others*	Interest expense	December 31, 2021
Lease Liabilities – current	$271,624	$(21,510)	$(353,649)	$281,149	$-	$21,510	$199,124
Lease Liabilities – non-current	281,149	-	-	(281,149)	-	-	-
Current borrowings (Note 13)	2,900,971	(484,043)	(2,571,701)	-	-	154,773	-
Current borrowings from related parties (Note 13 and 23)	617,912	(117,986)	(550,000)	-	-	50,074	-
Long-term borrowings (Note 13)	15,183,421	-	15,939,643	(688,324)	(124,827)	547,396	30,857,309
Other payable – interest payables (Note 12)	735,510	-	(1,680,628)	-	-	1,087,201	142,083

*	Others comprise mainly foreign currency translation differences. For lease liabilities, it also includes lease modifications and disposals.
**	Transfer from long-term borrowings represented transfer of fair value for warrants at inception